INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:        INTANGIBLE ASSETS, NET

The composition of intangible assets is as follows:

	December 31,
	2015	2016

Original amount:

Technology	$14,073	$14,073
Customer relationships	5,120	5,120
Other	490	490

	19,683	19,683

Accumulated amortization:

Technology	1,053	4,211
Customer relationships	2	1,137
Other	70	300

	1,125	5,648

Intangible assets, net	$18,558	$14,035

Amortization expense amounted to $1,125 and $4,523 for the years ended December 31, 2015 and 2016, respectively.

The estimated future amortization expense of intangible assets as of December 31, 2016 is as follows:

2017	$4,355
2018	4,064
2019	3,083
2020	1,408
2021	326
Thereafter	799

$14,035